Pension and Other Postretirement Benefits (Components of Net Periodic Pension and Other Postretirement Benefits Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Postretirement Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 0	$ 0	$ 1
Interest cost	6	6	7
Amortization of actuarial loss	4	5	4
Amortization of prior service cost (credit)	(40)	(41)	(37)
Net periodic benefit cost (credit)	(30)	(30)	(25)
U.S. Plans | Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	14	14	14
Interest cost	50	50	63
Expected return on plan assets	(83)	(91)	(100)
Settlements	0	14	2
Amortization of actuarial loss	52	50	50
Amortization of prior service cost (credit)	1	1	0
Net periodic benefit cost (credit)	34	38	29
Non-U.S. Plans | Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	22	21	24
Interest cost	75	101	127
Expected return on plan assets	(146)	(157)	(172)
Curtailments	(3)	0	0
Amortization of actuarial loss	42	50	55
Amortization of prior service cost (credit)	(11)	(12)	(13)
Net periodic benefit cost (credit)	$ (21)	$ 3	$ 21